EXHIBIT 99.1
Santander Drive Auto Receivables Trust 2010-2
Class A-1 0.40544% Asset Backed Notes
Class A-2 .95% Asset Backed Notes
Class A-3 1.24% Asset Backed Notes
Class B 2.24% Asset Backed Notes
Class C 3.89% Asset Backed Notes
Servicer’s Certificate
This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2010-2, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, N.A., as Indenture Trustee, dated as of August 25, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	05/01/2011
Collection Period Ending:	05/31/2011
Prev. Distribution/Close Date:	05/16/2011
Distribution Date:	06/15/2011
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	10

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	93,913	07/31/2010	08/25/2010	1,284,525,100.43
Total	93,913			1,284,525,100.43

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance						{1}	992,913,889.68

Monthly principal amounts
{2} Scheduled payments					{2}	16,045,412.04
{3} Prepayments received (partial and full)					{3}	9,981,650.32
{4} Repurchased Receivables					{4}	481,595.73
{5} Defaulted Receivables					{5}	6,338,001.14
{6} Cram Down Losses					{6}	13,307.49
{7} Other Receivables adjustments					{7}	—

{8} Total Principal distributable amount						{8}	32,859,966.72

{9} End of period aggregate Principal Balance						{9}	960,053,922.96

{10} Pool Factor ({9}/ Original Pool Balance)						{10}	0.747400

II. NOTE BALANCE CALCULATION

		Class A-1	Class A-2	Class A-3	Class B	Class C	Total

{11} Original Note Balance	{11}	271,700,000.00	376,600,000.00	80,668,000.00	115,607,000.00	157,354,000.00	1,001,929,000.00

{12} Beginning of period Note Balance	{12}	—	291,765,028.30	80,668,000.00	115,607,000.00	157,354,000.00	645,394,028.30
{13} First Allocation of Principal	{13}	—	—	—	—	—	—
{14} Second Allocation of Principal	{14}	—	—	—	—	—	—
{15} Third Allocation of Principal	{15}	—	—	—	—	—	—
{16} Regular Allocation of Principal	{16}	—	21,358,978.37	—	—	—	21,358,978.37
{17} Optional Purchase payment amount	{17}	—	—	—	—	—	—
{18} End of period Note Balance	{18}	—	270,406,049.93	80,668,000.00	115,607,000.00	157,354,000.00	624,035,049.93
{19} Note Factor	{19}	—	0.718019	1.000000	1.000000	1.000000	0.622834
{20} Principal payment per $1,000	{20}	—	73.21	—	—	—	33.09

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{21} Scheduled principal payments received					{21}	16,045,412.04
{22} Partial and full prepayments received					{22}	9,981,650.32
{23} Liquidation Proceeds					{23}	2,824,459.60
{24} Repurchased Receivables (principal and interest)					{24}	614,230.15
{25} Interest collected on Receivables					{25}	13,503,179.78
{26} Other amounts received					{26}	308,491.51
{27} Reserve Account Excess Amount					{27}	—
{28} Reserve Account Draw Amount					{28}	—

{29} Total Available Funds						{29}	43,277,423.40

Distributions
{30} Indenture Trustee Fee					{30}	2,000.00
{31} Owner Trustee Fee					{31}	—

Servicing Fee

		Carryover	Change from
	Calculated Fee	Shortfall	prior period	Total
{32}	2,482,284.72	—	—	2,482,284.72	{32}	2,482,284.72

Class A Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{33}	Class A-1	—	0.40544%	30	Actual/360	—	{33}	—
{34}	Class A-2	291,765,028.30	0.95%	30	30/360	230,980.65	{34}	230,980.65
{35}	Class A-3	80,668,000.00	1.24%	30	30/360	83,356.93	{35}	83,356.93
Class A Accrued Note Interest

Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000
{36}	Class A-1	—	—	—	{36}	—
{37}	Class A-2	—	—	—	{37}	—
{38}	Class A-3	—	—	—	{38}	—

{39} First Allocation of Principal					{39}	—
Class B Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{40}	Class B	115,607,000.00	2.24%	30	30/360	215,799.73	{40}	215,799.73
Class B Accrued Note Interest

Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000
{41}	Class B	—	—	—	{41}	—

{42} Second Allocation of Principal					{42}	—
Class C Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{43}	Class C	157,354,000.00	3.89%	30	30/360	510,089.22	{43}	510,089.22
Class C Accrued Note Interest

				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000
{44}	Class C	—	—	—	{44}	—

{45} Third Allocation of Principal	{45}	—
{46} Reserve Account deposit	{46}	—
{47} Regular Allocation of Principal	{47}	21,358,978.37
{48} Other amounts due to Trustees	{48}	—
{49} Distribution to Residual Interestholder	{49}	18,393,933.78
{50} Total Distribution Amount		{50}	43,277,423.40

IV. RECONCILIATION OF RESERVE ACCOUNT

{51} Beginning of period Reserve Account balance	{51}	25,690,502.01
{52} Deposit to Reserve Account	{52}	—
{53} Release from Reserve Account	{53}	—

{54} End of period Reserve Account balance		{54}	25,690,502.01

{55} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)		{55}	25,690,502.01
{56} Change in Reserve Account balance from prior period		{56}	—

V. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{57} (i) 35.00% of the Pool Balance of the Receivables at the end of the Collection Period and		{57}	336,018,873.04
{58} (ii) 3.50% of the Pool Balance of the Receivables as of the Cut-off Date		{58}	44,958,378.52

{59} Cumulative Net Loss Trigger		{59}	No
{60} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger		{60}	432,024,265.33

{61} End of period Principal Balance of the Receivables	{61}	960,053,922.96
{62} End of period Note Balance	{62}	624,035,049.93
{63} Overcollateralization amount at the end of the Collection Period		{63}	336,018,873.03
{64} Overcollateralization % at the end of the Collection Period		{64}	35.00%

VI. STATISTICAL DATA

		Original	Previous	Current
{65} Principal Balance of the Receivables	{65}	1,284,525,100.43	992,913,889.68	960,053,922.96
{66} Weighted average coupon of the Receivables	{66}	17.52%	17.65%	17.66%
{67} Weighted average original term of the Receivables	{67}	69.00	68.88	68.91
{68} Weighted average remaining term of the Receivables	{68}	53.00	45.75	45.10
{69} Number of Receivables	{69}	93,913	79,228	77,342

VII. DELINQUENCY

		Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{70} 31-60 days	{70}	6,387	80,813,239.66	8.42%
{71} 61-90 days	{71}	1,734	20,885,321.97	2.18%
{72} over 90 days	{72}	678	8,609,528.48	0.90%
{73} Total	{73}	8,799	110,308,090	11.49%

VIII. REPOSSESSION INVENTORY

		Units	Dollars
{74} Beginning of period Repossessed Inventory	{74}	324	4,540,226.14
{75} Vehicles Repossessed in current period	{75}	427	5,591,996.85
{76} Repossessed vehicles sold in current period	{76}	352	4,942,152.03
{77} Repossessed vehicles reinstated in current period	{77}	100	940,577.95
{78} Repossessed vehicle adjustment in current period	{78}	—	7,327.43
{79} End of period Repossessed Inventory	{79}	299	4,242,165.58

IX. CUMULATIVE NET LOSS RATIO

{80} Receivables becoming Defaulted Receivables during period			{80}	6,338,001.14
{81} Cram Down Losses occurring during period			{81}	13,307.49
{82} Liquidation Proceeds collected during period			{82}	1,168,195.56
{83} Net losses during period			{83}	3,532,690.71

{84} Net losses since Cut-off Date (end of period)			{84}	30,928,119.77
{85} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{85}	2.41%
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain

	Name: Title:	Mark McCastlain Vice President
	Date:	June 8, 2011

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